OTHER BORROWINGS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of other borrowings [Abstract]
Advances from the Federal Home Loan Bank	$ 17,622,000	$ 33,384,000
Other	3,000	3,000
Total	17,625,000	33,387,000
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal home loan bank, advances, interest rate, minimum (in hundredths)	136.00%
Federal home loan bank, advances, interest rate, maximum (in hundredths)	200.00%
Unused borrowing capacity with FHLB	156,700,000
Interest expense on FHLB advances	1,200,000	1,400,000	1,900,000
FHLB advances terminated with no gain or loss	3,000,000	33,000,000	25,000,000
FHLB stock as percentages of unpaid principal balance (in hundredths)	1.00%
FHLB stock as percentages of outstanding advances (in hundredths)	5.00%
Federal Home Loan Bank, Advances, Fiscal Year Maturity [Abstract]
Total FHLB advances, Amount	17,622,000	33,384,000
Federal Home Loan Bank, Advances, Maturities Summary, Average Interest Rate of Amounts Due [Abstract]
Total FHLB advances, Rate (in hundredths)	0.0638%	0.0368%
Summary of repayments of FHLB Advances [Abstract]
Repurchase agreements outstanding	0	0
Repurchase agreements averaged			30,700,000
Maximum month-end outstanding amount			35,000,000
Interest expense on repurchase agreements			1,400,000
Prepaid repurchase agreements			0
Available for sale and loans, pledged to secure other borrowings	365,500,000
Federal Reserve Bank Advances [Member]
Federal Reserve Bank - Short-term borrowings [Line Items]
Borrowings outstanding with Federal Reserve Bank	0	0	0
Unused borrowing capacity with the FRB	9,500,000
Fixed-Rate Advances [Member]
Federal Home Loan Bank, Advances, Fiscal Year Maturity [Abstract]
2012, Amount		12,354,000
2014, Amount	4,240,000	4,240,000
2016, Amount	2,413,000	2,505,000
2017, Amount	1,429,000	1,478,000
2018 and thereafter, Amount	9,540,000	9,807,000
Total FHLB advances, Amount	17,622,000	30,384,000
Federal Home Loan Bank, Advances, Maturities Summary, Average Interest Rate of Amounts Due [Abstract]
2012, Rate (in hundredths)		0.50%
2014, Rate (in hundredths)	5.73%	5.73%
2016, Rate (in hundredths)	6.55%	6.55%
2017, Rate (in hundredths)	7.04%	7.04%
2018 and thereafter, Rate (in hundredths)	6.53%	6.53%
Total FHLB advances, Rate (in hundredths)	6.38%	3.99%
Variable-Rate Advances [Member]
Federal Home Loan Bank, Advances, Fiscal Year Maturity [Abstract]
2014, Amount	0	3,000,000
Federal Home Loan Bank, Advances, Maturities Summary, Average Interest Rate of Amounts Due [Abstract]
2014, Rate (in hundredths)		0.51%
Advances from Federal Home Loan Bank ("FHLB") [Member]
Summary of repayments of FHLB Advances [Abstract]
2013	441,000
2014	4,717,000
2015	515,000
2016	2,521,000
2017	1,587,000
2018 and thereafter	7,841,000
Total	$ 17,622,000